HOMES 2025-NQM5 TRUST ABS-15G

Exhibit 99.4 - Schedule 5

Client Name:
Client Project Name:	HOMES 2025-NQM5
Start - End Dates:	4/15/2025 - 8/1/2025
Deal Loan Count:	331

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	4
Credit	Terms/Guidelines	CRDTER3256	Seller contributions exceed guideline requirements	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	7
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	3
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	2
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	2
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	3
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	2
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	10
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	DTI	CRDDTI187	Debt Ratio > 50%	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	17
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	4
Credit	LTV/CLTV	CRDLTV5736	LTV Exceeds Guideline Requirement by less than 5%	5
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Insurance	CRDINSR3792	Insurance policy missing Rent Loss/Business Interruption coverage	2
Credit	Insurance	CRDINSR5083	Insurance Policy deductible does not meet guidelines	1
Credit	Application	CRDAPP131	Occupancy status not supported by file documentation	1
Credit	Application	CRDAPP2298	Missing Second Appraisal	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	2
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	9
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	2
Property Valuations	Property	PRVAPROP871	Property Location unacceptable under guidelines	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3490	TRID - Incomplete TRID Waiver in file	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3492	TRID - Waiver of TRID waiting period in file	2
Compliance	Federal Higher-Priced	CMPFDHP2950	Federal Higher-priced mortgage loan - No evidence that lender attempted to comply with appraisal Safe Harbor standards	1
Total				91

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